FAIR VALUE MEASUREMENTS - Assets measured on recurring basis (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Total liabilities at fair value	$ 6,558,000
Level 1 to Level 2 transfer	0	$ 0	$ 0	$ 0
Level 2 to Level 1 transfer	0	0	0	0
Transfer into Level 3	0	0	0	0
Transfer out of Level 3	0	$ 0	0	0
Level 3
Liabilities:
Total liabilities at fair value	6,558,000
Balance at beginning of year	3,000,000
Additions	3,620,000		3,000,000
Balance at end of year	7,137,000		3,000,000
Recurring
Assets:
Total assets at fair value	514,453,000		597,753,000	150,209,000
Liabilities:
Total liabilities at fair value			93,328,000
Recurring | Private Placement Warrants
Liabilities:
Total liabilities at fair value			93,328,000
Recurring | Money market funds
Assets:
Total assets at fair value	180,998,000		407,512,000	40,454,000
Recurring | Commercial paper
Assets:
Total assets at fair value	159,591,000		119,285,000	19,938,000
Recurring | Corporate bonds
Assets:
Total assets at fair value	104,755,000		47,959,000	48,010,000
Recurring | U.S Treasury securities
Assets:
Total assets at fair value			19,997,000
Recurring | Other investments
Assets:
Total assets at fair value	7,137,000		3,000,000
Recurring | Assetbacked securities
Assets:
Total assets at fair value	25,245,000			16,806,000
Recurring | Repurchase agreements
Assets:
Total assets at fair value				25,001,000
Recurring | Level 1
Assets:
Total assets at fair value	180,998,000		427,509,000	40,454,000
Recurring | Level 1 | Money market funds
Assets:
Total assets at fair value	180,998,000		407,512,000	40,454,000
Recurring | Level 1 | U.S Treasury securities
Assets:
Total assets at fair value			19,997,000
Recurring | Level 2
Assets:
Total assets at fair value	326,318,000		167,244,000	109,755,000
Recurring | Level 2 | Commercial paper
Assets:
Total assets at fair value	159,591,000		119,285,000	19,938,000
Recurring | Level 2 | Corporate bonds
Assets:
Total assets at fair value	104,755,000		47,959,000	48,010,000
Recurring | Level 2 | Assetbacked securities
Assets:
Total assets at fair value	25,245,000			16,806,000
Recurring | Level 2 | Repurchase agreements
Assets:
Total assets at fair value				$ 25,001,000
Recurring | Level 3
Assets:
Total assets at fair value	7,137,000		3,000,000
Liabilities:
Total liabilities at fair value			93,328,000
Recurring | Level 3 | Private Placement Warrants
Liabilities:
Total liabilities at fair value			93,328,000
Recurring | Level 3 | Other investments
Assets:
Total assets at fair value	$ 7,137,000		$ 3,000,000